Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of reconciliation of other equity instruments	The following tables summarize the data relating to BCEs:

TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE PERIOD ENDED JUNE 30, 2025			AS OF JUNE 30, 2025
Total BCEs	496,965	330,179	—	—	—	330,179	245,962	330,179
The following tables summarize the data relating to BSAs:

TYPE	Total NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BSAs		NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING	NUMBER OF BSAs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE PERIOD ENDED JUNE 30, 2025				AS OF JUNE 30, 2025
Total BSAs	486,714	223,944	164,370	—	—	—	388,314	146,124	388,314
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

TYPE		Total NUMBER OF AGAs ISSUED		NUMBER OF AGAs OUTSTANDING AS OF JANUARY 1, 2025	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs		NUMBER OF VESTED AGAs		NUMBER OF AGAs OUTSTANDING
					FOR THE PERIOD ENDED JUNE 30, 2025					AS OF JUNE 30, 2025
Total AGAs	0	9,113,148	—	3,388,040	4,565,727	(160,875)	—	(124,096)	—	7,668,796

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5-7 years]	60.69%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2025-1	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	N/A	N/A	N/A
AGA-2025-6	€7.36	€7.36	N/A	N/A	N/A
The fair values of the Minimum Return Indemnifications were measured using the following assumptions:

Tranche B Minimum Return Indemnification - Mars 2024	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	8%	16%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)	2,595 (Final redemption) 133 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)	222 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)	386 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)	2,431 (Final redemption) 133 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636	2,564

Tranche C Minimum Return Indemnification - June 2024	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	8%	16%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)	1,245 (Final redemption) 45 (Tender offer)
(b) Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	684 (Final redemption)	927 (Final redemption)
(c) Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	903 (Final redemption)	1,142 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)	1,030 (Final redemption) 45 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984	1,075
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding BSA	214,198	214,198
Exercise price per share	18.67	18.67
Ordinary share price	6.76	6.64
Exercise date	19/8/2030 (expiry) 18/2/2027 (tender offer)	19/8/2030 (expiry) 18/2/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Volatility	44.3% (expiry) 44.3% (tender offer)	60.8% (expiry) 60.8% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	1.9% (expiry) 1.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243	390

Kreos/Claret Tranche C BSA - November 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	0	0
Exercise price per share	9.86	9.86
Ordinary share price	6.67	6.64
Exercise date	1/11/2030 (expiry) 18/2/2027 (tender offer)	1/11/2030 (expiry) 18/2/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)	60.8% (expiry) 60.8% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	1.9% (expiry) 1.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	923	1,167

Disclosure of breakdown of the compensation expenses	Breakdown of the compensation expenses accounted for the three- and six-month periods ended June 30, 2024 and
2025:

TYPE (in thousands of euros)	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE PERIOD ENDED JUNE 30, 2024		FOR THE PERIOD ENDED JUNE 30, 2025
BCEs	(28)	—	(56)	—	—
BSAs	(68)	(71)	(68)	—	(137)
AGAs	(5,570)	(6,261)	(11,297)	—	(10,884)
Social taxes related to AGAs	(178)	(667)	(640)	—	(1,350)
Total	(5,845)	(6,998)	(12,061)	—	(12,371)